DISCONTINUED OPERATIONS - Disposals transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
DISCONTINUED OPERATIONS
Total revenue	¥ 7,744,072	$ 1,122,785	¥ 11,425,836	¥ 10,528,234
Total cost of revenue	(8,007,630)	(1,160,996)	(11,625,224)	(10,285,952)
Interest income	80,361	11,651	49,658	55,527
Discontinued operations
DISCONTINUED OPERATIONS
Total revenue	82,291	11,931	52,933
Total cost of revenue	(53,338)	(7,733)	(11,700)
Interest income			4,671
Net cash inflows received by the Company's continuing operations from the Discontinued Operations after the disposal transactions	246,106	35,682	43,678
Freight delivery
DISCONTINUED OPERATIONS
Total cost of revenue	(5,114,937)	(741,596)	(8,506,738)	(7,537,093)
Freight delivery | Discontinued operations
DISCONTINUED OPERATIONS
Total revenue	45,664	6,621	6,271
Total cost of revenue	(34,262)	(4,967)	(4,274)
Supply chain management
DISCONTINUED OPERATIONS
Total cost of revenue	(1,711,818)	(248,190)	(1,741,832)	(1,846,901)
Supply chain management | Discontinued operations
DISCONTINUED OPERATIONS
Total revenue	16,547	2,399	4,500
Total cost of revenue	(5,315)	(771)	(3,390)
Others
DISCONTINUED OPERATIONS
Total cost of revenue	(99,288)	(14,395)	(118,143)	¥ (26,225)
Others | Discontinued operations
DISCONTINUED OPERATIONS
Total revenue	20,080	2,911	42,162
Total cost of revenue	¥ (13,761)	$ (1,995)	¥ (4,036)